CONTINGENT RISKS AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2023
CONTINGENT RISKS AND COMMITMENTS [Abstract]
Contingent risks and commitments
a)	This item consists of the following:

	2023	2022
	S/(000)	S/(000)

Contingent credits - indirect loans (b)
Endorsements and standby letters	17,737,645	18,244,865
Import and export letters of credit	2,313,970	2,683,190
Sub-total, Note 7(b)	20,051,615	20,928,055

Responsibilities under credit line agreements (c)	87,091,701	86,597,041
Total	107,143,316	107,525,096